Business Combinations - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Business	Mar. 09, 2012	Jul. 31, 2013	Feb. 08, 2013	Aug. 13, 2012
Business Acquisition [Line Items]
Number of business acquired		2
One-time merger related expense recognized		$ 6,000,000
Data processing contract termination and conversion cost expenses	800,000	2,300,000
Mainline [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Business acquisition, cash per share offered in exchange of share			$ 69.00
Business acquisition, shares of S&T offered for exchange with share			3.6316
Preferred stock purchased			4,700,000
Business acquisition, cash paid	12,904,000
Fair value of common shares issued	14,800,000
Liabilities assumed	215,130,000
Contingent liability recorded for IRS proposed 2010 penalty		500,000
Proposed penalty waived				500,000
One-time merger related expense recognized		4,500,000
Change of control and severance payments		1,800,000
Data processing contract termination and conversion cost expenses		2,000,000
Legal and professional expenses		700,000
Mainline [Member] | Other Liabilities [Member]
Business Acquisition [Line Items]
Liabilities assumed		2,100,000
Mainline [Member] | Former Shareholders [Member]
Business Acquisition [Line Items]
Business acquisition, cash paid	8,200,000
Gateway and Mainline [Member]
Business Acquisition [Line Items]
Business acquisition, cash paid	19,142,000
Liabilities assumed	331,375,000
Business acquisition, loans acquired, gross		231,900,000
Business acquisition, net combined yield and credit mark recognized on loans acquired		3,300,000
Gateway [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired						100.00%
Business acquisition, cash per share offered in exchange of share						$ 3.08
Business acquisition, shares of S&T offered for exchange with share						0.4657
Business acquisition, cash paid	6,238,000
Fair value of common shares issued					13,300,000
Liabilities assumed	116,245,000
Gateway acquisition						Aug. 13, 2013
Outstanding equity awards settled					1,000,000
One-time merger related expense recognized	1,500,000
Change of control and severance payments	600,000
Data processing contract termination and conversion cost expenses	300,000
Legal and professional expenses	600,000
Data processing contract termination and conversion cost expenses	800,000
Gateway [Member] | Former Shareholders [Member]
Business Acquisition [Line Items]
Business acquisition, cash paid					$ 5,200,000